                             [COLONIAL FLAG LOGO]




                                    COLONIAL

                                   GOVERNMENT

                                      MONEY

                                   MARKET FUND



                                 ANNUAL REPORT

                                AUGUST 31, 1996




                          NOT FDIC-   MAY LOSE VALUE
                          INSURED     NO BANK GUARANTEE

                      COLONIAL GOVERNMENT MONEY MARKET FUND
                                   HIGHLIGHTS

                       SEPTEMBER 1, 1995 - AUGUST 31, 1996

INVESTMENT OBJECTIVE: Colonial Government Money Market Fund seeks current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities.

THE FUND IS DESIGNED TO OFFER:

  -   Steady monthly income

  -   Stable net asset value

  -   A high quality portfolio

PORTFOLIO MANAGER COMMENTARY: "Economic and market conditions were mixed for money market securities due to a shifting and volatile interest rate environment. During the first half of the period, we positioned the Fund to avoid declining interest rates by locking in rates over a longer average time to maturity. As market psychology shifted and interest rates began to rise in February, we shortened the average days to maturity to capture the rate increases. We will look to lengthen maturity should the economy begin to show
signs of weakening."                                             -- Ann Peterson

                COLONIAL GOVERNMENT MONEY MARKET FUND PERFORMANCE

                                        CLASS A         CLASS B         CLASS D
Inception dates                         1/30/81          6/8/92          7/1/94
Distributions declared per share       $  0.048         $ 0.038         $ 0.038
Seven-day yields on 8/31/96                4.62%           3.70%           3.72%
30-day yields on 8/31/96                   4.65%           3.68%           3.68%


A PORTFOLIO OF HIGH QUALITY MONEY MARKET SECURITIES*

As of 8/31/96

Your Fund's portfolio holdings represented a selection of short-term, fixed-income U.S. government and agency securities. These holdings include notes issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Bank (FHLB).

                          [PIE CHART FOR BELOW TABLE]

REPURCHASE
AGREEMENTS:       42.01%

FHLB:             19.48%

FNMA:             35.93%

FHLMC:             2.58%


*As a percent of total investments.

An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's annual report for the period ended August 31, 1996. This report gives us the opportunity to share our analysis of the investment environment over the past 12 months.

                           [PHOTO OF HAROLD W. COGGER]

In the bond market, after the Federal Reserve Board lowered short-term interest rates in December and January, significantly stronger economic indicators mid-way through the period stirred inflation fears and propelled long-term interest rates upward. Bond market volatility will continue, based upon receipt of conflicting economic reports and changing expectations of Federal Reserve Board activity.

While market conditions put pressure on municipal bond prices, there was some good news for the tax-exempt sector. Some of the significant reasons that municipal bonds outperformed Treasury bonds were technical factors, such as low supply and strong retail market support. Other reasons include fundamental factors, such as the easing of fears generated by tax-reform proposals, particularly those promoting a flat tax.

In the stock market, generally favorable conditions prevailed throughout most of the period, with both large and small company stocks posting strong performance until July, when a price-based correction took place. While stock indices generally posted negative total returns for July, the equity markets rebounded in August.

Our expectations for the remainder of 1996 include a moderating economy. We believe that the economy will continue to grow, although at a slower pace than was indicated earlier this year. The lack of any appreciable wage and price pressure should put the bond market's fears of inflation to rest. Therefore, we are optimistic that market psychology will shift and volatility will decline by year-end.

As always, we thank you for the opportunity to help you meet your investment goals through Colonial Mutual Funds.

Respectfully,




/s/ Harold W. Cogger
--------------------
    Harold W. Cogger
    President
    October 11, 1996

                               INVESTMENT PORTFOLIO
                          AUGUST 31, 1996 (IN THOUSANDS)


SHORT-TERM OBLIGATIONS - 98.3%
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 57.0%
--------------------------------------------------------------------------------
                                         ANNUALIZED
                                        YIELD AT TIME
                        MATURITY       OF PURCHASE         PAR           VALUE
--------------------------------------------------------------------------------
 Federal Home Loan Bank:
                              09/11/96    5.300%         $ 5,000       $   4,993
                              09/18/96    5.310%           7,000           6,982
                              10/07/96    5.250%           5,000           4,974
                              10/10/96    5.170%           2,465           2,451
                              11/05/96    5.340%           4,490           4,447
                              11/07/96    5.250%           5,000           4,951
                              11/13/96    5.220%           3,875           3,834
                              12/10/96    5.480%           5,000           4,924
                                                                       ---------
                                                                          37,556
                                                                       ---------
 Federal Home Loan Mortgage Corp.,
                              10/21/96    5.190%           5,000           4,964
                                                                       ---------

 Federal National Mortgage Association:
                              09/12/96    5.120%           5,000           4,992
                              09/16/96    5.330%           5,000           4,989
                              09/18/96    5.140%          10,000           9,976
                              10/21/96    5.340%           5,000           4,963
                              11/19/96    5.380%           5,000           4,941
                              11/20/96    5.240% (a)       5,000           4,999
                              11/25/96    5.360%           5,000           4,937
                              11/27/96    5.210%           5,000           4,937
                              12/11/96    5.310%           5,000           4,995
                              01/15/97    5.240%           5,000           4,901
                              02/04/97    5.250%           5,000           4,886
                              02/27/97    5.300%          10,000           9,737
                                                                       ---------
                                                                          69,253
                                                                       ---------

TOTAL U.S. GOVERNMENT AGENCIES (cost of $111,773)                        111,773
                                                                       ---------

REPURCHASE AGREEMENTS - 41.3%
--------------------------------------------------------------------------------
 Repurchase agreement with Bank of America,
 dated 8/30/96, due 9/03/96 at 5.240%, collateralized
 by U.S. Treasury bills and notes with various
 maturities to 1997, market value $40,838 (repurchase
 proceeds $40,023)                                        40,000          40,000

                      Investment Portfolio/August 31, 1996
--------------------------------------------------------------------------------

 Repurchase agreement with Bankers Trust
 Securities Corp., dated 8/30/96, due 9/03/96
 at 5.240%, collaterized by U.S. Treasury notes
 with various maturities to 2017, market value
 $42,775 (repurchase proceeds $41,002)                   $40,978       $  40,978

TOTAL REPURCHASE AGREEMENTS (cost of $80,978)                             80,978
                                                                       ---------

TOTAL SHORT-TERM OBLIGATIONS
 (cost of $192,751) (b)                                                  192,751
                                                                       ---------



OTHER ASSETS & LIABILITIES, NET - 1.7 %                                    3,286
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $ 196,037
                                                                       ---------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Interest rates on a variable rate security change periodically. The rate listed is as of August 31, 1996.

(b) Cost for federal income tax purposes is the same.




See notes to financial statements.

                    STATEMENT OF ASSETS & LIABILITIES
                             AUGUST 31, 1996

(in thousands except for per share amounts)
ASSETS
Investments at amortized cost                                     $ 192,751

Receivable for:
  Fund shares sold                               $   4,173
  Interest                                              92
Other                                                   12            4,277
                                                 ---------        ---------
    Total Assets                                                    197,028

LIABILITIES
Payable for:
  Distributions                                        644
  Fund shares repurchased                              329
Accrued Deferred Trustees fees                           5
Other                                                   13
                                                 ---------
    Total Liabilities                                                   991
                                                                  ---------

NET ASSETS                                                        $ 196,037
                                                                  =========
Net asset value:
Class A ($115,063/115,031)                                        $    1.00
                                                                  =========
Class B ($76,539/76,543)                                          $    1.00(a)
                                                                  =========
Class D ($4,435/4,433)                                            $    1.00(a)
                                                                  =========

Maximum offering price per share - Class D
($1.00/0.99)                                                      $    1.01
                                                                  =========

COMPOSITION OF NET ASSETS
Capital paid in                                                   $ 196,009
Undistributed net investment income                                      29
Accumulated net realized loss                                            (1)
                                                                  ---------
                                                                  $ 196,037
                                                                  ---------




(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.




See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                        $   8,415

EXPENSES
Management fee                                  $  461
Service fee - Class B                              160
Service fee - Class D                                6
Distribution fee - Class B                         484
Distribution fee - Class D                          17
Transfer agent                                     375
Bookkeeping fee                                     63
Trustee fee                                         23
Custodian fee                                        7
Audit fee                                           22
Legal fee                                            6
Registration fee                                    85
Reports to shareholders                              7
Other                                               26          1,742
                                                ------      ---------
       Net Investment Income                                $   6,673
                                                            ---------




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year ended
(in thousands)                                                  August 31
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS                          1996           1995
Operations:
Net investment income                                   $   6,673       $   6,313
                                                        ---------       ---------
Distributions:
From net investment income -- Class A                      (4,162)         (4,177)
From net investment income -- Class B                      (2,436)         (2,093)
From net investment income -- Class D                         (82)            (22)
                                                        ---------       ---------
                                                               (7)             21
                                                        ---------       ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                       892,066         528,856
Value of distributions reinvested -- Class A                8,827           3,257
Cost of shares repurchased -- Class A                    (863,413)       (546,152)
                                                        ---------       ---------
                                                           31,980         (14,039)
                                                        ---------       ---------
Receipts for shares sold -- Class B                       264,792         113,063
Value of distributions reinvested -- Class B                1,845           1,596
Cost of shares repurchased -- Class B                    (245,533)       (113,764)
                                                        ---------       ---------
                                                           21,104             895
                                                        ---------       ---------
Receipts for shares sold -- Class D                         9,081             124
Value of distributions reinvested -- Class D                   61              20
Cost of shares repurchased -- Class D                      (5,884)            (37)
                                                        ---------       ---------
                                                            3,808             107
                                                        ---------       ---------
Net Increase (Decrease) from Fund Share
  Transactions                                             56,892         (13,037)
                                                        ---------       ---------
    Total Increase (Decrease)                              56,885         (13,016)
NET ASSETS
Beginning of period                                       139,152         152,168
                                                        ---------       ---------
End of period (including undistributed
  net investment income of $29 and $36,
  respectively)                                         $ 196,037       $ 139,152
                                                        ---------       ---------
NUMBER OF FUND SHARES
Sold -- Class A                                           892,065         528,856
Issued for distributions reinvested -- Class A              8,327           3,257
Repurchased -- Class A                                   (863,413)       (546,152)
                                                        ---------       ---------
                                                           31,979         (14,039)
                                                        ---------       ---------
Sold -- Class B                                           264,792         113,063
Issued for distributions reinvested -- Class B              1,845           1,596
Repurchased -- Class B                                   (245,533)       (113,764)
                                                        ---------       ---------
                                                           21,104             895
                                                        ---------       ---------
Sold -- Class D                                             9,081             124
Issued for distributions reinvested -- Class D                 61              21
Repurchased -- Class D                                     (5,334)            (38)
                                                        ---------       ---------
                                                            3,808             107
                                                        ---------       ---------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

         NOTE 1.  ACCOUNTING POLICIES

         ORGANIZATION: Colonial Government Money Market Fund (the Fund), a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income, consistent with capital preservation and liquidity. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
         Class A, Class B and Class D. Class B shares, which are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge, will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION AND TRANSACTIONS: The Fund values its portfolio securities utilizing the amortized cost valuation method.

         Security transactions are accounted for on the date the securities are purchased, sold or mature.

         Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

         DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D service and distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

         Class B and Class D per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees applicable to Class B and Class D shares only.

                  Notes to Financial Statements/August 31, 1996

         NOTE 1. ACCOUNTING POLICIES - CONT.

         FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

         DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

         OTHER: Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

         The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

         NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES

         MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.30% annually of the Fund's average net assets.

         BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

         TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

         UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended August 31, 1996, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $346,291 and $854 on Class B and Class D share redemptions, respectively.

         The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares.

         The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                          Notes to Financial Statements/August 31, 1996


         EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

         For the year ended August 31, 1996, the Fund's operating expenses did not exceed the 1.00% expense limit.

         OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

         The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

         NOTE 3.  PORTFOLIO INFORMATION

         INVESTMENT ACTIVITY: During the year ended August 31, 1996, purchases and sales (including maturities) of short-term obligations (excluding repurchase agreements) were $339,851,552 and $316,414,000, respectively, all of which were U.S. government securities.

         NOTE 4.  OTHER RELATED PARTY TRANSACTIONS

         At August 31, 1996, Colonial Investment Services, Inc. owned greater than 5% of the Fund's shares outstanding.

                              FINANCIAL HIGHLIGHTS

     Selected data for a share of each class outstanding throughout each period are as follows:


                                                        Year ended August 31
                                         ----------------------------------------------
                                                                1996
                                          Class A              Class B         Class D
                                         ---------            ---------        --------
Net asset value -
  Beginning of period                    $   1.000            $   1.000        $  1.000
                                         ---------            ---------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                 0.048                0.038           0.038
                                         ---------            ---------        --------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment
  income                                    (0.048)              (0.038)         (0.038)
                                         ---------            ---------        --------
Net asset value -
   End of period                         $   1.000            $   1.000        $  1.000
                                         ---------            ---------        --------
Total return (c)                              4.93%                3.86%           3.85%
                                         ---------            ---------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                      0.70%(f)             1.70%(f)        1.70%(f)
Fees and expenses waived
  or borne by the Adviser                       --                   --              --
Net investment
  income                                      4.76%(f)             3.76%(f)        3.76%(f)
Net assets at end
of period (000)                          $ 115,063            $  76,539        $  4,435

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                  $   --        $   --         $   --
(b) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.




                                              Year ended August 31
        ------------------------------------------------------------------------------------------------------
                             1995                                                 1994
        Class A             Class B           Class D         Class A            Class B            Class D(b)
        ---------------------------------------------         ------------------------------------------------

        $ 1.000            $ 1.000            $ 1.000         $ 1.000            $ 1.000            $ 1.000


          0.050              0.040              0.040           0.028              0.018              0.005


         (0.050)            (0.040)            (0.040)         (0.028)            (0.018)            (0.005)

        $ 1.000            $ 1.000            $ 1.000         $ 1.000            $ 1.000            $ 1.000
           5.14%(d)           4.08%(d)           4.07%(d)        2.85%(d)           1.82%(d)           0.45%(d)(e)


           0.69%              1.69%              1.69%           0.73%              1.73%              1.73%(g)

           0.04%              0.04%              0.04%           0.20%              0.20%              0.20%(g)

           4.96%              3.96%              3.96%           3.01%              2.01%              2.01%(g)

        $83,086            $55,441            $   625         $97,115            $54,535            $   518


        $ 0.000            $ 0.000            $ 0.000         $ 0.002            $ 0.002            $ 0.002

                          FINANCIAL HIGHLIGHTS - CONT.

     Selected data for a share of each class outstanding throughout each period are as follows:

                                                      Year ended                            Period ended
                                                       August 31                              August 31
                                                         1993                                  1992 (b)
                                             ---------------------------            ---------------------------------
                                             Class A             Class B            Class A                Class B(c)
                                             -------             -------            -------                ---------
Net asset value -
  Beginning of period                        $ 1.000             $ 1.000            $  1.000               $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)                                   0.023               0.013               0.022                 0.004
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment
  income                                      (0.023)             (0.013)             (0.022)               (0.004)
Net asset value -
   End of period                             $ 1.000             $ 1.000            $  1.000               $ 1.000
Total return (d)                                2.28%               1.27%               2.18%(e)(f)           0.43%(e)(f)

RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.88%               1.88%               1.00%(g)              2.00%(g)
Fees and expenses waived
  or borne by the Adviser                       0.20%               0.20%               0.38%(g)              0.38%(g)
Net investment
  income                                        2.26%               1.26%               3.23%(g)              2.23%(g)
Net assets at end
of period (000)                              $44,693             $10,890            $ 47,885               $14,096

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
          $0.002        $0.002       $0.003          $0.001
(b) The Fund changed its fiscal year end from December 31 to August 31 in 1992.
(c) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.



                                   Year ended
                                   December 31
                                   -----------
                                      1991
                                     Class A
                                     -------

                                    $ 1.000


                                      0.053


                                      (0.053)

                                    $ 1.000
                                       5.38%(e)

                                       0.85%

                                       0.20%

                                       5.32%

                                    $56,198


                                     $0.002




State Tax Information for the year ended August 31, 1996 (unaudited)

An average of 18% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.

Approximately 23% of the Fund's distributions (18% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes, and bills.

                        REPORT OF INDEPENDENT ACCOUNTANTS

          T0 THE TRUSTEES OF COLONIAL TRUST II AND THE SHAREHOLDERS OF
                      COLONIAL GOVERNMENT MONEY MARKET FUND

         In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Government Money Market Fund (a series of Colonial Trust II) at August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of portfolio positions at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.






         PRICE WATERHOUSE LLP
         Boston, Massachusetts
         October 11, 1996

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:


For fund prices, dividends, and capital gains information ......         press 1

For account information ........................................         press 2

To speak to a Colonial representative ..........................         press 3

For yield and total return information .........................         press 4

For duplicate statements or new supply of checks ...............         press 5

To order duplicate tax forms and year-end statements ...........         press 6
(February through May)

To review your options at any time during your call ............         press *


To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month. Dividends must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.




* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial in good order. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Government Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Government Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Government Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective, and operating policies of the Fund.

[COLONIAL LOGO]
Mutual Funds for
Planned Portfolios


                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation



            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            MM-02/785C-0896 M (10/96)